Unit Activity (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Unit Activity
Convertible Preferred Units, Beginning balance	3,541,666	3,541,666
Convertible Preferred Units, End balance	3,541,666	3,541,666
General Partner Units
Unit Activity
Units, Beginning balance	640,278	640,278
Units, Ending balance	640,278	640,278
Common units
Unit Activity
Units, Beginning balance	34,045,081	34,045,081
Units, Ending balance	34,045,081	34,045,081
Class B Units
Unit Activity
Units, Beginning balance	252,405	252,405
Units, Ending balance	252,405	252,405